UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21712

CLOUGH GLOBAL EQUITY FUND

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Erin Douglas

Clough Global Equity Fund

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Item 1 – Schedule of Investments.

Clough Global Equity Fund

STATEMENT OF INVESTMENTS

December 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 129.73%
Consumer Discretionary 15.90%
Amazon.com, Inc.(a)	5,800	$1,003,980
Arezzo Industria e Comercio S.A.	44,369	551,862
Bosideng International Holdings, Ltd.	7,344,000	2,080,293
CBS Corp. - Class B(b)	72,895	1,978,370
Cinemark Holdings, Inc.(b)	49,800	920,802
DIRECTV - Class A(a) (b)(c)	28,700	1,227,212
Dongfeng Motor Group Co., Ltd. - Class H	810,969	1,390,841
Focus Media Holding, Ltd. - ADR(a) (b)(c)	85,538	1,667,136
GOME Electrical Appliances Holdings, Ltd.	3,188,000	738,856
The Goodyear Tire & Rubber Co.(a) (b)(c)	582,631	8,255,881
Great Wall Motor Co., Ltd.	364,820	532,673
H&R Block, Inc.(b)(c)	189,959	3,102,030
Lamar Advertising Co. - Class A(a) (b)(c)	47,527	1,306,993
Liberty Interactive Corp. - Class A(a) (b)(c)	129,086	2,093,130
Liberty Media Corp. - Liberty Capital(a) (b)	25,687	2,004,870
Man Wah Holdings, Ltd.	2,456,000	1,473,613
MGM Resorts International(a) (b)(c)	83,217	867,953
Monro Muffler Brake, Inc.(b)	15,000	581,850
News Corp.- Class A(b)	116,900	2,085,496
NIKE, Inc. - Class B(b)	17,900	1,725,023
Orient-Express Hotels, Ltd.(a) (b)	84,600	631,962
Parkson Retail Asia, Ltd.(a)(d)	684,000	659,188
Time Warner, Inc.(b)(c)	22,926	828,546
Valassis Communications, Inc.(a) (b)(c)	52,108	1,002,037
Viacom, Inc. - Class B(b)	39,400	1,789,154

		40,499,751

Consumer Staples 1.98%
Brazil Pharma S.A.(a)(d)	109,224	497,737
China Agri-Industries Holdings, Ltd.	1,189,100	904,847
China Resources Enterprise, Ltd.	150,900	517,792
Cia de Bebidas das Americas - ADR(b)(c)	42,100	1,519,389
Julio Simoes Logistica S.A.	123,974	620,784
Raia Drogasil S.A.	42,007	292,095
Vinda International Holdings, Ltd.	528,391	678,297

		5,030,941

	Shares	Value
Energy 22.30%
Natural Gas Leveraged Exploration & Production 1.22%
Forest Oil Corp.(a) (b)	107,068	$1,450,771
Quicksilver Resources, Inc.(a) (b)(c)	247,033	1,657,592

		3,108,363

Non-North American Producers 2.75%
BP PLC - Sponsored ADR(b)	29,700	1,269,378
InterOil Corp.(a) (b)(c)	50,734	2,594,030
Royal Dutch Shell PLC - ADR(b)(c)	43,181	3,156,099

		7,019,507

Oil Leveraged Exploration & Production 5.26%
Anadarko Petroleum Corp.(b)(c)	50,751	3,873,824
Energy XXI Bermuda, Ltd.(a) (b)	18,998	605,656
EOG Resources, Inc.(b)(c)	13,000	1,280,630
Exxon Mobil Corp.(b)(c)	11,200	949,312
Hess Corp.(b)	37,600	2,135,680
Kodiak Oil & Gas Corp.(a) (b)(c)	79,713	757,273
Kunlun Energy Co., Ltd.	46,270	65,891
Nexen, Inc.(b)(c)	53,044	843,930
Occidental Petroleum Corp.(b)(c)	10,238	959,301
Petrobank Energy & Resources, Ltd.(a)	26,989	280,288
Pioneer Natural Resources Co.(b)(c)	18,500	1,655,380

		13,407,165

Oil Services & Drillers 9.84%
Cameron International Corp.(a) (b)(c)	53,100	2,611,989
Dresser-Rand Group, Inc.(a) (b)(c)	36,360	1,814,728
Ensco PLC - Sponsored ADR(b)(c)	56,463	2,649,244
Halliburton Co.(b)	91,193	3,147,070
Helmerich & Payne, Inc.(b)	17,300	1,009,628
Hornbeck Offshore Services, Inc.(a) (b)(c)	31,100	964,722
Nabors Industries, Ltd.(a) (b)	57,800	1,002,252
National Oilwell Varco, Inc.(b)(c)	68,932	4,686,687
Oil States International, Inc.(a) (b)(c)	24,323	1,857,548
Patterson-UTI Energy, Inc.(b)	50,700	1,012,986
Superior Energy Services, Inc.(a) (b)(c)	77,610	2,207,228
Tenaris S.A. - ADR(b)	56,236	2,090,854

		25,054,936

	Shares	Value
Energy (continued)
Refiners 0.81%
Marathon Petroleum Corp.(b)	62,195	$2,070,471

Tankers 2.42%
Golar LNG Partners LP(b)	23,036	706,054
Golar LNG, Ltd.(b)(c)	122,554	5,447,525

		6,153,579

TOTAL ENERGY		56,814,021

Financials 24.90%
Capital Markets 8.33%
Ares Capital Corp.(b)(c)	433,139	6,691,998
CITIC Securities Co., Ltd.(a)	351,500	578,396
The Goldman Sachs Group, Inc.(b)	11,695	1,057,579
Golub Capital BDC, Inc.(b)(c)	87,100	1,350,050
Indochina Capital Vietnam Holdings, Ltd.(a)(d)(e)	23,394	86,090
Medley Capital Corp.(b)(c)	55,928	581,651
Morgan Stanley(b)(c)	110,077	1,665,465
PennantPark Floating Rate Capital, Ltd.(b)(c)	35,700	367,710
PennantPark Investment Corp.(b)	303,083	3,058,108
Solar Capital, Ltd.(b)	215,794	4,766,889
Solar Senior Capital, Ltd.(b)(c)	64,139	1,010,189

		21,214,125

Commercial Banks 3.73%
Banco do Brasil S.A.	25,973	330,015
Banco Santander Brasil S.A. - ADR(b)(c)	88,600	721,204
China Construction Bank Corp. - Class H	6,501,688	4,537,268
China Merchants Bank Co., Ltd. - Class H	297,000	600,378
Chongqing Rural Commercial Bank - Class H(a)	1,216,000	629,403
Industrial & Commercial Bank of China - Class H	2,744,600	1,629,105
Valley National Bancorp(b)(c)	84,545	1,045,822

		9,493,195

Consumer Finance 0.70%
American Express Co.(b)(c)	37,978	1,791,422

Diversified Financials 2.77%
Bank of America Corp.(b)(c)	296,795	1,650,180
Citigroup, Inc.(b)(c)	124,606	3,278,384
M&T Bank Corp.(b)	27,902	2,130,039

		7,058,603

	Shares	Value
Financials (continued)
Real Estate Investment Trusts 7.09%
AIMS AMP Capital Industrial REIT	169,381	$123,407
American Capital Agency Corp.(b)(c)	173,546	4,873,172
Ascendas Real Estate Investment Trust	1,370,000	1,932,925
Ascott Residence Trust	682,302	520,781
CapitaCommercial Trust	1,478,231	1,202,370
Capstead Mortgage Corp.(b)(c)	316,378	3,935,742
CYS Investments, Inc.(b)(c)	75,939	997,838
Dynex Capital, Inc.(b)(c)	155,613	1,420,747
Hatteras Financial Corp.(b)	115,577	3,047,765

		18,054,747

Real Estate Management & Development 1.51%
Aliansce Shopping Centers S.A.	60,208	459,973
BHG S.A. - Brazil Hospitality Group(a)	42,939	356,818
BR Malls Participacoes S.A.	94,116	914,291
CapitaMalls Asia, Ltd.	190,822	166,245
Iguatemi Empresa de Shopping Centers S.A.	26,335	489,356
Multiplan Empreendimentos Imobiliarios S.A.	29,800	611,417
Sonae Sierra Brasil S.A.	65,400	841,496

		3,839,596

Thrift & Mortgage Finance 0.77%
People’s United Financial, Inc.(b)(c)	153,975	1,978,579

TOTAL FINANCIALS		63,430,267

Health Care 1.44%
Sanofi - ADR(b)(c)	100,162	3,659,919

Industrials 8.73%
Air China, Ltd.	828,100	612,018
Brenntag AG	20,400	1,899,670
Copa Holdings S.A.(b)	21,731	1,274,958
Delta Air Lines, Inc.(a) (b)(c)	339,145	2,743,683
GZI Transport, Ltd.	1,254,117	549,017
Jardine Strategic Holdings, Ltd.(b)	39,314	1,087,819
Santos Brasil Participacoes S.A.	61,082	807,877
Sensata Technologies Holding NV(a) (b)(c)	50,240	1,320,307
TE Connectivity, Ltd.(b)(c)	38,600	1,189,266
Towers Watson & Co.(b)	9,900	593,307
TransDigm Group, Inc.(a) (b)(c)	37,749	3,611,824

	Shares	Value
Industrials (continued)
United Continental Holdings, Inc.(a) (b)(c)	115,318	$2,176,051
Verisk Analytics, Inc. - Class A(a) (b)	30,600	1,227,978
WABCO Holdings, Inc.(a) (b)	9,023	391,598
Wesco Aircraft Holdings, Inc.(a) (b)(c)	76,600	1,071,634
Zhejiang Expressway Co., Ltd. - Class H	2,584,500	1,677,166

		22,234,173

Information Technology 20.84%
Apple, Inc.(a) (b)(c)	24,856	10,066,680
Arrow Electronics, Inc.(a) (b)(c)	112,000	4,189,920
Avnet, Inc.(a) (b)(c)	100,000	3,109,000
Dell, Inc.(a) (b)	49,800	728,574
Dena Co., Ltd.	18,700	560,976
eBay, Inc.(a) (b)	52,650	1,596,874
EMC Corp.(a) (b)(c)	40,900	880,986
Google, Inc. - Class A(a) (b)(c)	3,780	2,441,502
Ingram Micro, Inc. - Class A(a) (b)(c)	68,700	1,249,653
International Business Machines Corp.	6,677	1,227,767
Lenovo Group, Ltd.	5,538,000	3,693,616
Mastercard, Inc.(b)	8,486	3,163,751
Micron Technology, Inc.(a) (b)	204,500	1,286,305
Microsoft Corp.(b)	338,550	8,788,758
priceline.com, Inc.(a)	800	374,168
SanDisk Corp.(a) (b)	48,400	2,381,764
Seagate Technology(b)	70,900	1,162,760
Visa, Inc.(b)	29,528	2,997,978
Xerox Corp.(b)	296,582	2,360,793
ZTE Corp.	265,000	830,833

		53,092,658

Materials 1.70%
Crown Holdings, Inc.(a) (b)	21,279	714,549
Owens-Illinois, Inc.(a) (b)(c)	161,309	3,126,168
WR Grace & Co.(a) (b)	10,400	477,568

		4,318,285

Telecommunication Services 2.72%
Chunghwa Telecom Co., Ltd. - ADR(b)(c)	56,632	1,884,713
DiGi.Com Bhd	555,000	679,306
Maxis Bhd	1,262,900	2,183,183
Philippine Long Distance Telephone Co.	20,310	1,177,244
StarHub, Ltd.	172,669	387,392
Telekom Malaysia Bhd	395,200	618,357

		6,930,195

	Shares	Value
Utilities 29.22%
AES Corp.(a) (b)	82,142	$972,561
Alliant Energy Corp.(b)(c)	33,200	1,464,452
American Electric Power Co., Inc.(b)(c)	153,000	6,320,430
Babcock & Wilcox Co.(a) (b)	11,310	273,023
Calpine Corp.(a) (b)	106,329	1,736,353
CenterPoint Energy, Inc.(b)(c)	133,200	2,675,988
CMS Energy Corp.(b)(c)	166,000	3,665,280
Constellation Energy Group, Inc.(b)	28,500	1,130,595
Dominion Resources, Inc.(b)(c)	83,500	4,432,180
DTE Energy Co.(b)(c)	54,000	2,940,300
Duke Energy Corp.(b)(c)	209,000	4,598,000
Edison International(b)(c)	74,100	3,067,740
Entergy Corp.(b)(c)	16,700	1,219,935
FirstEnergy Corp.(b)(c)	61,000	2,702,300
National Grid PLC - Sponsored ADR(b)(c)	242,100	11,737,008
NiSource, Inc.(b)(c)	156,766	3,732,598
Northeast Utilities(b)(c)	104,836	3,781,435
NV Energy, Inc.(b)(c)	223,200	3,649,320
OGE Energy Corp.(b)	39,956	2,265,905
PG&E Corp.(b)(c)	48,200	1,986,804
Pinnacle West Capital Corp.(b)	32,948	1,587,435
Power Assets Holdings, Ltd.	345,000	2,551,985
PPL Corp.(b)(c)	142,044	4,178,934
The Williams Cos, Inc.(b)	17,796	587,624
Xcel Energy, Inc.(b)	42,865	1,184,789

		74,442,974

TOTAL COMMON STOCKS
(Cost $315,285,415)		330,453,184

PREFERRED STOCKS 0.50%
The Goodyear Tire & Rubber Co., 5.875%(b)	26,000	1,264,900

TOTAL PREFERRED STOCKS
(Cost $1,301,625)		1,264,900

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS 5.36%
American Axle & Manufacturing, Inc.
03/01/2017, 7.875% (b)(c)	$1,335,000	$1,328,325
ArvinMeritor, Inc.
03/15/2018, 10.625% (b)	640,000	604,800
Constellation Brands, Inc.
09/01/2016, 7.250% (b)	415,000	458,056
Crown Americas LLC / Crown Americas Capital Corp. III
Series WI, 02/01/2021, 6.250%(b)	970,000	1,018,500
Dana Holding Corp.
02/15/2021, 6.750% (b)	830,000	854,900
Ford Motor Credit Co. LLC
02/01/2021, 5.750% (b)	1,460,000	1,524,624
Forest Oil Corp.
06/15/2019, 7.250% (b)	1,000,000	1,025,000
Gol Finance
07/20/2020, 9.250% (b)(d)	645,000	601,463
Hanesbrands, Inc.
12/15/2020, 6.375% (b)	860,000	877,200
Manufacturers & Traders Trust Co.
12/01/2021, 5.629% (b)(f)	1,435,000	1,351,497
Newfield Exploration Co.
05/15/2018, 7.125% (b)	700,000	750,750
TAM Capital 2, Inc.
01/29/2020, 9.500% (b)(g)	775,000	835,062
Tenneco, Inc.
08/15/2018, 7.750% (b)	450,000	479,250
Terex Corp.
11/15/2017, 8.000% (b)	485,000	477,725
Visteon Corp.
04/15/2019, 6.750% (b)(d)	1,455,000	1,458,638

TOTAL CORPORATE BONDS
(Cost $13,352,095)		13,645,790

ASSET/MORTGAGE BACKED SECURITIES 0.30%
Freddie Mac REMICS
Series 2007-3271, Class AS,
02/15/2037, 37.150%(b)(e)(f)	472,231	585,048
Government National Mortgage Association (GNMA)
Series 2007-37, Class SA,
03/20/2037, 21.125%(b)(f)	122,000	138,313
Series 2007-37, Class SB,
03/20/2037, 21.125%(b)(f)	40,543	51,158

TOTAL ASSET/MORTGAGE BACKED SECURITIES
(Cost $617,835)		774,519

GOVERNMENT & AGENCY OBLIGATIONS 12.39%
U.S. Treasury Bonds
11/15/2020, 2.625% (b)	6,095,000	6,560,695
02/15/2021, 3.625% (b)	9,890,000	11,480,124
02/15/2027, 6.625% (b)	6,120,000	9,412,370
08/15/2040, 3.875% (b)	3,425,000	4,097,156
TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $31,007,759)		31,550,345

	Number of Contracts	Value
CALL OPTIONS PURCHASED 0.05%
HOLDRs Oil Services, Expires January, 2013, Exercise Price $160.00(e)	313	$137,720

TOTAL CALL OPTIONS PURCHASED
(Cost $626,633)		137,720

	Shares	Value
SHORT-TERM INVESTMENTS 4.20%
Money Market Fund
Dreyfus Treasury Prime Money Market Fund (0.000% 7-day yield)(h)	5,736,191	5,736,191

Morgan Stanley Institutional Liquidity Fund (0.010% 7-day yield)	463,447	463,447

U.S. Treasury Bills
U.S. Treasury Bill Discount Notes
08/23/2012, 0.072%(b)(i)	4,500,000	4,498,033

TOTAL SHORT-TERM INVESTMENTS
(Cost $10,697,536)		10,697,671

Total Investments - 152.53%
(Cost $372,888,898)		388,524,129

Liabilities in Excess of Other Assets - (52.53%)		(133,797,834)

NET ASSETS - 100.00%		$254,726,295

SCHEDULE OF SECURITIES SOLD SHORT (a)	Shares	Value
COMMON STOCK
Alfa Laval AB	(26,252)	$(497,419)
Apollo Group, Inc. - Class A	(24,462)	(1,317,768)
Barclays PLC - ADR	(55,300)	(607,747)
Berkshire Hathaway, Inc. - Class B	(5,461)	(416,674)
BHP Billiton, Ltd. - ADR	(53,896)	(3,806,674)
Caterpillar, Inc.	(12,090)	(1,095,354)
Cummins, Inc.	(6,400)	(563,328)

SCHEDULE OF SECURITIES SOLD SHORT (a) (continued)	Shares	Value
Deutsche Bank AG	(58,879)	$(2,229,159)
Diamond Offshore Drilling, Inc.	(7,387)	(408,206)
First Quantum Minerals, Ltd.	(18,633)	(366,716)
Fortescue Metals Group, Ltd.	(263,204)	(1,149,503)
Freeport-McMoRan Copper & Gold, Inc.	(22,988)	(845,728)
HDFC Bank, Ltd. - ADR	(20,468)	(537,899)
ICICI Bank, Ltd. - ADR	(20,511)	(542,106)
Isetan Mitsukoshi Holdings, Ltd.	(8,908)	(93,397)
ITT Educational Services, Inc.	(6,400)	(364,096)
Joy Global, Inc.	(13,463)	(1,009,321)
Kohl’s Corp.	(8,100)	(399,735)
Komatsu, Ltd.	(65,800)	(1,537,926)
Li & Fung, Ltd.	(255,421)	(472,917)
The Mosaic Co.	(11,769)	(593,511)
PACCAR, Inc.	(15,200)	(569,544)
Potash Corp. of Saskatchewan, Inc.	(17,172)	(708,860)
Rio Tinto PLC	(62,876)	(3,075,894)
Rio Tinto, Ltd. - ADR	(9,794)	(604,042)
Salesforce.com, Inc.	(16,894)	(1,714,065)
Sandvik AB	(56,896)	(698,174)
Schneider Electric S.A.	(29,500)	(1,553,174)
Siemens AG - ADR	(9,203)	(879,899)
Suncor Energy, Inc.	(58,031)	(1,673,034)
TAL International Group, Inc.	(3,789)	(109,085)
United States Oil Fund LP	(94,996)	(3,620,298)
Vale SA - ADR	(120,362)	(2,581,765)
Volvo AB	(56,307)	(616,083)

		(37,259,101)

EXCHANGE TRADED FUNDS
iShares® Dow Jones U.S. Real Estate Index Fund	(8,212)	(466,360)
iShares® MSCI Australia Index Fund	(52,787)	(1,131,753)
iShares® MSCI Emerging Markets Index Fund	(83,185)	(3,156,039)
iShares® MSCI Germany Index Fund	(20,386)	(391,819)
iShares® Russell 2000® Index Fund	(50,619)	(3,730,114)
Market Vectors Oil Service ETF	(17,800)	(2,044,330)
Market Vectors Russia ETF	(70,800)	(1,886,820)
United States Natural Gas Fund LP	(116,700)	(753,882)
Vanguard REIT ETF	(85,926)	(4,983,708)

		(18,544,825)

TOTAL SECURITIES SOLD SHORT
(Proceeds $57,639,761)		$(55,803,926)

Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders

Bhd - Berhad (in Malaysia, a form of a public company)

ETF - Exchange Traded Fund

HOLDRs - Holding Company Depository Receipt

LLC - Limited Liability Corporation

LP - Limited Partnership

Ltd. - Limited

MSCI - Morgan Stanley Capital International

NV - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Liability

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

S.A. - Generally designates corporations in various countries, mostly those employing the civil law

(a)	Non-income producing security.
(b)	Pledged security;a portion or all of the security is pledged as collateral for securities sold short or borrowings as of December 31, 2011. (See Note 1)
(c)	Loaned security; a portion or all of the security is on loan at December 31, 2011.
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2011, these securities had a total value of $3,303,116 or 1.30% of net assets.

(e)

Fair valued security; valued by management in accordance with procedures approved by the Fund’s Board of Trustees. As of December 31, 2011, these securities had a total value of $808,858 or 0.32% of total net assets.

(f)	Floating or variable rate security - rate disclosed as of December 31, 2011.
(g)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of December 31, 2011, the aggregate market value of those securities was $835,062, representing 0.33% of net assets.

(h)	Less than 0.0005%.
(i)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

See Notes to Quarterly Statement of Investments.

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
As of December 31, 2011
Gross appreciation (excess of value over tax cost)	$24,900,519
Gross depreciation (excess of tax cost over value)	(17,164,901)
Net unrealized appreciation	$7,735,618

Cost of investments for income tax purposes	$380,788,511

CLOUGH GLOBAL EQUITY FUND

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Equity Fund (the “Fund”) is a closed-end management investment company that was organized under the laws of the state of Delaware by an Amended Agreement and Declaration of Trust dated January 25, 2005. The Fund is a non-diversified series with an investment objective to provide a high level of total return. Each Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

The net asset value per share of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund.

Investment Valuation: Securities held by the Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Fund prices its portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined by the board-appointed fair valuation committee. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services or dealers at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities or a matrix method which considers yield or price of comparable bonds provided by a pricing service. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices.

If the price of a security is unavailable in accordance with the aforementioned pricing procedures, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined by management pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that a Fund could actually receive on a sale of the security. As of December 31, 2011, securities which have been fair valued represented 0.32% of net assets of the Fund.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund’s investments carried at value. The Fund recognizes transfers between the levels as of the beginning of the annual period in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011:

Clough Global Equity Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Consumer Discretionary	$40,499,751	$–	$–	$40,499,751
Consumer Staples	5,030,941	–	–	5,030,941
Energy	56,814,021	–	–	56,814,021
Financials	63,344,177	–	86,090	63,430,267
Health Care	3,659,919	–	–	3,659,919
Industrials	22,234,173	–	–	22,234,173
Information Technology	53,092,658	–	–	53,092,658
Materials	4,318,285	–	–	4,318,285
Telecommunication Services	6,930,195	–	–	6,930,195
Utilities	74,442,974	–	–	74,442,974
Preferred Stocks	1,264,900	–	–	1,264,900
Corporate Bonds	–	13,645,790	–	13,645,790
Asset/Mortgage Backed Securities	–	189,471	585,048	774,519
Government & Agency Obligations	31,550,345	–	–	31,550,345
Call Options Purchased	–	–	137,720	137,720
Short-Term Investments	10,697,671	–	–	10,697,671
TOTAL	$373,880,010	$13,835,261	$808,858	$388,524,129

Other Financial Instruments*
Liabilities
Securities Sold Short	$(55,803,926)	$–	$–	$(55,803,926)
TOTAL	$(55,803,926)	$–	$–	$(55,803,926)

*For detailed Industry descriptions, see the accompanying Statement of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Clough Global Equity Fund

Investments in Securities	Balance as of March 31, 2011	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfers in and/or (out) of Level 3	Balance as of December 31, 2011	Net Change in unrealized appreciation/(depreciation) included in the statement of operations attributable to level 3 investments still held at December 31, 2011
Common Stocks	$86,086	$ –	$ 4	$ –	$ –	$86,090	$ 4
Asset/Mortgage Backed Securities	–	2,852	(33,924)	(228,092)	844,212	585,048	(33,924)
Call Options Purchased	–	–	(488,913)	626,633	–	137,720	(488,913)

TOTAL	$86,086	$2,852	$(522,833)	$398,541	$844,212	$808,858	$(522,833)

Foreign Securities: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is reported with all other foreign currency realized and unrealized gains and losses in the Fund’s Statement of Operations.

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing forward foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Fund’s Statement of Assets and Liabilities as a receivable or a payable and in the Fund’s Statement of Operations with the change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies. There were no outstanding foreign currency contracts for the Fund as of December 31, 2011.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Derivatives Instruments and Hedging Activities: The following discloses the Fund’s use of derivative instruments and hedging activities.

The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivative contracts, including, but not limited to, purchased and written options and warrants. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objective more quickly and efficiently than if it was to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives: The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease or hedge exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objective, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Option Writing/Purchasing: The Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. The Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Written option activity for the nine months ended December 31, 2011 was as follows:

CLOUGH GLOBAL EQUITY FUND:

	Written Call Options
	Contracts	Premiums
Outstanding, March 31, 2011	–	$–
Positions opened	2,383	519,512
Exercised	–	–
Expired	(1,122)	(90,774)
Closed	(1,261)	(428,738)
Outstanding, December 31, 2011	–	$–
Market Value, December 31, 2011	–	$–

CLOUGH GLOBAL EQUITY FUND:
	Written Put Options
	Contracts	Premiums
Outstanding, March 31, 2011	–	$–
Positions opened	545	778,313
Exercised	–	–
Expired	(78)	(39,621)
Closed	(467)	(738,692)
Outstanding, December 31, 2011	–	$–
Market Value, December 31, 2011	–	$–

Warrants: The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

Item 2 - Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL EQUITY FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	February 28, 2012

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	February 28, 2012